Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	CYLU
Entity Registrant Name	CYALUME TECHNOLOGIES HOLDINGS, INC.
Entity Central Index Key	0001335293
Entity Filer Category	Smaller Reporting Company

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 34,703	$ 38,024
Cost of goods sold	18,568	18,857
Gross profit	16,135	19,167
Other expenses (income):
Sales and marketing	4,402	3,471
General and administrative	6,135	5,520
Research and development	1,888	1,663
Interest expense, net	2,330	2,559
Interest expense - related party	43	66
Amortization of intangible assets	1,805	1,794
Other income, net	(430)	(184)
Total other expenses	16,173	14,889
Income (loss) before income taxes	(38)	4,278
Provision for (benefit from) income taxes	(365)	1,665
Net income	$ 327	$ 2,613
Net income per common share:
Basic	$ 0.02	$ 0.17
Diluted	$ 0.02	$ 0.15
Weighted average shares used to compute net income per common share:
Basic	16,911,103	15,483,243
Diluted	18,470,638	16,806,275

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 2,951	$ 4,086
Accounts receivable, net of allowance for doubtful accounts of $206 and $62, respectively	3,339	1,925
Inventories	11,393	9,920
Income taxes refundable	38
Deferred income taxes	386	931
Prepaid expenses and other current assets	559	429
Total current assets	18,666	17,291
Property, plant and equipment, net	10,417	8,509
Goodwill	55,329	51,244
Other intangible assets, net	22,007	20,912
Due from related party	3,721
Restricted cash	600
Other noncurrent assets	154	286
Total assets	110,894	98,242
Current liabilities:
Current portion of notes payable	1,592	1,453
Accounts payable	1,948	2,185
Accrued expenses	2,179	2,362
Notes payable to related party	250
Current portion of capital lease obligation	43
Income tax payable		700
Total current liabilities	6,012	6,700
Notes payable, net of current portion	18,975	22,715
Notes payable due to related parties, net of current portion		1,131
Line of credit due to related party	755
Deferred income taxes	7,145	8,147
Contingent consideration	3,699
Derivatives	273	365
Asset retirement obligation	175	166
Capital lease obligation, net of current portion	30
Contingent legal obligation	3,627
Total liabilities	40,691	39,224
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.001 par value; 1,000,000 shares authorized, no shares issued or outstanding
Common stock, $0.001 par value; 50,000,000 shares authorized; 18,311,228 and 15,748,570 issued and outstanding, respectively	18	16
Additional paid-in capital	100,334	89,452
Accumulated deficit	(29,453)	(29,780)
Accumulated other comprehensive loss	(696)	(670)
Total stockholders' equity	70,203	59,018
Total liabilities and stockholders' equity	$ 110,894	$ 98,242

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 206	$ 62
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, issued	18,311,228	15,748,570
Common stock, outstanding	18,311,228	15,748,570

Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data	Total USD ($)	Related Party Transactions USD ($)	Private Placement USD ($)	Business Combination USD ($)	Extinguishment of notes payable All Other USD ($)	Extinguishment of notes payable Related Party USD ($)	Common Stock USD ($)	Common Stock Related Party Transactions USD ($)	Common Stock Private Placement USD ($)	Common Stock Option Exercise	Common Stock Cashless	Common Stock Business Combination USD ($)	Common Stock Extinguishment of notes payable All Other	Common Stock Extinguishment of notes payable Related Party	Additional Paid-In Capital USD ($)	Additional Paid-In Capital Related Party Transactions USD ($)	Additional Paid-In Capital Private Placement USD ($)	Additional Paid-In Capital Business Combination USD ($)	Additional Paid-In Capital Extinguishment of notes payable All Other USD ($)	Additional Paid-In Capital Extinguishment of notes payable Related Party USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Loss USD ($)	Comprehensive Income USD ($)
Beginning Balance at Dec. 31, 2009	$ 55,532						$ 15								$ 87,926						$ (32,393)	$ (16)
Beginning Balance (in shares) at Dec. 31, 2009							15,405,570
Shares issued (in shares)								45,000
Shares issued		146						1								145
Share-based compensation expense (in shares)							298,000
Share-based compensation expense	1,181														1,181
Adjustment to the accounting for warrants issued	200														200
Foreign currency translation adjustments	(486)																					(486)	(486)
Unrealized gain (loss) on cash flow hedges, net of taxes of $(23) in 2011 and $100 in 2010	(168)																					(168)	(168)
Net income	2,613																				2,613		2,613
Comprehensive income																							1,959
Ending Balance at Dec. 31, 2010	59,018						16								89,452						(29,780)	(670)
Ending Balance (in shares) at Dec. 31, 2010							15,748,570
Shares issued (in shares)									871,823	450	6,060	846,355	483,046	253,288
Shares issued			3,432	3,000	2,212	1,160			1			1					3,431	2,999	2,212	1,160
Repurchase and retirement of common stock (in shares)							(28,114)
Repurchase and retirement of common stock	(134)														(134)
Share-based compensation expense (in shares)							129,750
Share-based compensation expense	1,207														1,207
Adjustment to the accounting for warrants issued	7														7
Foreign currency translation adjustments	(67)																					(67)	(67)
Unrealized gain (loss) on cash flow hedges, net of taxes of $(23) in 2011 and $100 in 2010	41																					41	41
Net income	327																				327		327
Comprehensive income																							301
Ending Balance at Dec. 31, 2011	$ 70,203						$ 18								$ 100,334						$ (29,453)	$ (696)
Ending Balance (in shares) at Dec. 31, 2011							18,311,228

Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Unrealized gain (loss) on cash flow hedges, taxes	$ (23)	$ 100

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 327	$ 2,613
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	1,150	833
Amortization	2,281	2,142
(Benefit from) provision for deferred income taxes	(1,267)	948
Stock-based compensation expense	1,207	1,181
Other non-cash expenses	304	315
Changes in operating assets and liabilities:
Accounts receivable	(1,115)	1,295
Inventories	(37)	(740)
Prepaid expenses and other current assets	(125)	2
Accounts payable and accrued liabilities	(1,008)	(561)
Restricted cash	150
Income taxes payable, net	(778)	976
Net cash provided by operating activities	1,089	9,004
Cash flows from investing activities:
Payments relating to business combinations, net of $222 cash acquired	(2,528)
Proceeds from disposal of long-lived assets		207
Purchases of long-lived assets	(1,323)	(1,626)
Net cash used in investing activities	(3,851)	(1,419)
Cash flows from financing activities:
Net repayment of line of credit		(3,200)
Proceeds from notes payable and warrants		7,942
Principal payments on notes payable	(1,753)	(9,890)
Payments to reacquire and retire common stock	(134)
Net payments of debt issue costs		(271)
Proceeds from issuance of common stock	3,432
Principal payments on capital lease obligations	(4)
Net cash provided by (used in) financing activities	1,541	(5,419)
Effect of exchange rate changes on cash	86	(83)
Net increase (decrease) in cash	(1,135)	2,083
Cash, beginning of period	4,086	2,003
Cash, end of period	$ 2,951	$ 4,086

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Payments relating to business combinations, cash acquired	$ 222

BACKGROUND AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
BACKGROUND AND DESCRIPTION OF BUSINESS
1.	BACKGROUND AND DESCRIPTION OF BUSINESS

These consolidated financial statements and footnotes include the financial position and operations of Cyalume Technologies Holdings, Inc. (“Cyalume”), a holding company that is the sole shareholder of Cyalume Technologies, Inc. (“CTI”) and of Cyalume Specialty Products, Inc. (“CSP”). CTI is the sole shareholder of Cyalume Technologies, SAS (“CTSAS”), Cyalume Realty, Inc. (“CRI”) and Combat Training Solutions, Inc. (“CTS”).

CTI and CTSAS manufacture and sell chemiluminescent products and reflective and photoluminescent materials to military, ammunition, commercial and public safety markets. CTSAS is located in France and represents us in certain international markets, primarily Europe and the Middle East. CTI sells to customers in all other geographic markets. CTI’s and CTSAS’ business operations constitute the majority, based on revenues and assets, of our consolidated business operations.

CSP manufactures and sells high-performance specialty polymers and pharmaceutical products to customers predominantly in the pharmaceutical and military polymer markets. CSP’s operations are located in Bound Brook, New Jersey.

CRI owns land located in Colorado Springs, Colorado.

CTS provides its customers with realistic training simulation devices and their associated consumables. These products allow military and law enforcement professionals to maintain operational readiness through safe, live training and hands-on situational exercises.

The accompanying consolidated financial statements include the accounts of Cyalume, CTI, CSP, CTSAS, CRI and CTS and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All significant intercompany balances and transactions have been eliminated in consolidation.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

Reclassifications

Certain prior year amounts have been reclassified to conform to the 2011 presentation.

Foreign Operations

The accounting records of CTSAS are maintained in Euros, their local and functional currency. Revenue and expense transactions are translated to U.S. dollars using the average exchange rate of the month in which the transaction took place. Assets and liabilities are translated to U.S. dollars using the exchange rate in effect as of the balance sheet date. Equity transactions are translated to U.S. dollars using the exchange rate in effect as of the date of the equity transaction. Translation gains and losses are reported as a component of accumulated other comprehensive income within stockholders’ equity. Gains and losses resulting from transactions which are denominated in other than the functional currencies are reported as other income or loss in the statement of income in the period the gain or loss occurred.

Comprehensive Income

Comprehensive income accounts for changes in stockholders’ equity resulting from non-stockholder sources. All transactions that would cause comprehensive income to differ from net income have been recorded and disclosed and relate to (i) the translation of the accounts of our foreign subsidiary and (ii) the effective portion of activities designated as hedges for hedge accounting purposes.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are used when accounting for certain items such as provisions for inventory, accounts receivable and deferred tax assets; assessing the carrying value of intangible assets including goodwill; determining the useful lives of property, plant and equipment and intangible assets; and in determining asset retirement obligations. Estimates are based on historical experience, where applicable, and assumptions that we believe are reasonable under the circumstances. Due to the inherent uncertainty involved with estimates, actual results may differ.

Accounts Receivable

Accounts receivable are recorded at the aggregate unpaid amount less any allowance for doubtful accounts. The allowance is based on historical bad debt experience and the specific identification of accounts deemed uncollectible. We determine an account receivable’s delinquency status based on its contractual terms. Interest is not charged on outstanding balances. Accounts are written-off only when all methods of recovery have been exhausted. We control credit risk through initial credit evaluations and approvals, credit limits, and monitoring procedures. We perform ongoing credit evaluations of customers, but do not require collateral to secure accounts receivable.

Inventories

Inventories are stated at the lower of cost (on a first-in first-out (“FIFO”) method) or net realizable value. The cost of inventory consists of raw material content, labor costs to produce the inventory and overhead costs incurred during production of the inventory. We periodically review the realizability of inventory. Provisions are recorded for potential obsolescence which requires management’s judgment. Conditions impacting the realizability of inventory could cause actual write-offs to be materially different than provisions for obsolescence.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is computed under the straight-line method over the estimated useful lives of four to eight years for equipment and 30 years for buildings and improvements.

Goodwill

Goodwill is deemed to have an indefinite life and accordingly, is not subject to annual amortization. Goodwill is subject to annual impairment reviews as of August 31, and, if conditions warrant, interim reviews based upon its estimated fair value. Impairment charges, if any, are recorded in the period in which the impairment is determined.

Intangible Assets

Intangible assets are amortized over their estimated useful lives.  Costs associated with renewing or extending the terms associated with intangible assets are expensed as incurred.  Costs to third parties that are related to internally developing or successfully defending an intangible asset are capitalized as part of the intangible asset developed or defended and amortized over that asset’s useful life. Such costs to third parties that are related to patent applications that are ultimately rejected by the relevant government authority are expensed upon rejection. The useful lives used for amortization of intangible assets are as follows:

Useful lives
Patents and developed technologies	See (1)
Purchased customer relationships	9 – 13 years
Trademarks and trade names	(2)
Customer backlog	4 months
Non-compete agreements	5 years

(1)	Each patent has its own legal expiration date and therefore its own useful life. Generally, our patents’ legal lives begin when the related patent application is filed with the relevant government authority and ends 20 years thereafter. We begin amortizing patent costs incurred when the relevant government authority approves the related patent. Patents recorded as of December 31, 2011 will expire in years 2012 through 2031.

(2)	Trademarks and trade names of CTI are deemed to have an indefinite life and accordingly, are not subject to annual amortization. CTI’s trademarks and trade names are subject to annual impairment reviews as of August 31, and, if conditions warrant, interim reviews based upon their estimated fair value. Impairment charges, if any, are recorded in the period in which the impairment is determined. Our annual impairment review as of August 31, 2011 indicated that no impairment of CTI’s trademarks or trade names had occurred. We expect to use CTS’ trademark for approximately two years as of December 31, 2011 and therefore the cost of CTS’ trademark will be amortized over that period.

Long-Lived Assets

Long-lived assets, such as intangible assets (except for trademarks and trade names) and property, plant and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Such reviews are based on a comparison of the asset’s undiscounted cash flows to the recorded carrying value for the asset. If the asset’s recorded carrying value exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset, the asset is written-down to its estimated fair value. To estimate that fair value, we will use the most appropriate valuation technique for the circumstances and for which sufficient data is available.

Impairment charges, if any, are recorded in the period in which the impairment is determined. In the event of an impairment charge, the identifiable assets’ post-impairment carrying value will continue to be amortized or depreciated over their useful lives and be reviewed periodically for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. No impairment charges were recorded in the years ended December 31, 2011 and 2010.

Debt Issuance Costs

Costs paid to lenders to obtain financing are presented as discounts on the related debt and are amortized to interest expense over the term of the related financing, using the effective interest method (unless the financing is a line of credit, in which case the straight-line method is used). Such costs paid to third parties are presented as assets and are amortized to interest expense in the same manner as costs paid to lenders.

Derivatives

Derivatives are recorded at their fair value as of the balance sheet date. If a derivative qualifies for “hedge accounting” under U.S. GAAP and has been designated as a hedge by us, then we record the “effectively hedged” portion, as defined by U.S. GAAP, of changes in such derivatives’ fair value in accumulated other comprehensive loss, which is a component of our stockholders’ equity. We record (i) ineffectively hedged portions of such changes in fair value or (ii) changes in the fair value of derivatives not designated as a hedge in our consolidated statement of income in the period the change occurred. On the consolidated statement of cash flows, cash flows from derivative instruments accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

Common Stock Purchase Warrants

Common stock purchase warrants issued and currently outstanding are recorded at their initial fair value and reported in stockholders’ equity as increases to additional paid-in capital. These warrants are reported as equity, rather than liabilities, since (i) the warrants may not be net-cash settled, (ii) the warrant contract limits the number of shares to be delivered in a net-share settlement and (iii) we have sufficient unissued common shares available to settle outstanding warrants. Subsequent changes in fair value from the warrants’ initial fair value are not recognized as long as the warrants continue to merit classification as equity.

Revenue Recognition

Revenue from the sale of products or the providing of services is recognized when the earnings process is complete, the amount of revenue can be determined, and the risks and rewards of ownership have transferred to the customer. Depending on the terms of the individual sales arrangement with our customer, product sales are recognized at either the shipping point or upon receipt by the customer. Costs and related expenses to manufacture the products are recorded as costs of goods sold when the related revenue is recognized.

We have several significant contracts providing for the sale of indefinite quantities of products at fixed per unit prices, subject to adjustment for certain economic factors. Revenue under these contracts is recognized when products ordered under the contracts are received by the customer. Whenever costs change, we review the pricing under these contracts to determine whether they require the sale of products at a loss. To date, we have no loss contracts which would require the accrual of future losses in the current financial statements.

Taxes Collected from Customers

Sales taxes collected from customers are not considered revenue and are included in accounts payable and accrued expenses until remitted to the taxing authorities.

Shipping and Handling Costs

Outbound shipping and handling costs are included in sales and marketing expenses in the accompanying consolidated statements of income. These costs were $449,000 and $411,000 for the years ended December 31, 2011 and 2010, respectively.

Advertising Costs

Advertising costs are expensed as incurred and are included in sales and marketing expenses in the accompanying consolidated statements of income. Advertising expense was $125,000 and $81,000 for the years ended December 31, 2011 and 2010, respectively.

Stock-Based Compensation

We incur stock-based compensation related to awards of common stock, restricted common stock and options to employees and non-employees. Those awards are measured at their fair value on the date the award is granted and are recognized in our consolidated financial statements over the period the grantee is required to provide services in exchange for the award. When recognized as an expense, the fair value of the award, less estimated forfeitures, is recognized on a straight-line basis over the award service period; if there is no such service period, then the entire fair value of the award is recognized as expense on the grant date. See Note 19 for further information regarding stock-based compensation awards and related valuation assumptions and expenses.

Income Taxes

Deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets are recognized when, based upon available evidence, realization of the assets is more likely than not.

In assessing the realization of long-term deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The realization of deferred income tax assets depends upon future taxable income in years before net operating loss carryforwards expire. We evaluate the recoverability of deferred income tax assets on a quarterly basis. If we determine that it is more likely than not that deferred income tax assets will not be recovered, we establish a valuation allowance against some or all deferred income tax assets.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefit associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

We classify interest on tax deficiencies as interest expense and income tax penalties as other miscellaneous expenses.

In February 2012, we completed an audit by the IRS of our tax returns for the years 2008 and 2009. There were no adjustments to those tax returns.

Net Income per Common Share

Basic net income per common share is computed by dividing net income by the weighted average number of common shares outstanding. Diluted net income per common share is computed by dividing net income by the weighted average number of common shares and dilutive potential common share equivalents then outstanding. Potential common share equivalents consist of (i) shares issuable upon the exercise of warrants and options (using the “treasury stock” method), (ii) unvested restricted stock awards (using the “treasury stock” method) and (iii) shares issuable upon conversion of convertible notes using the “if-converted” method.

	Year Ended December 31,
	2011		2010
Basic:
Net income (in thousands)	$327		$2,613
Weighted average shares	16,911,103		15,483,243
Basic income per common share	$.02		$.17
Diluted:
Net income (in thousands)	$327		$2,613
Adjustments to net income assuming convertible notes payable are converted to common stock:
Reversal of interest expense on convertible notes payable (in thousands)	—	(1)	406
Write off of unamortized costs of issuing convertible notes payable (in thousands)	—		(854)
Adjustments’ estimated effect on provision for income taxes (in thousands)	—		274	(2)
Income available to common stockholders for diluted net income per common share (in thousands)	327		2,439
Weighted average shares	16,911,103		15,483,243
Effect of dilutive securities	1,559,535		1,323,032
Weighted average shares, as adjusted	18,470,638		16,806,275
Diluted income per common share	$.02		$.15

(1)	The 2011 calculation of diluted income per common share does not assume convertible notes are converted to common stock since the effect would be antidilutive.
(2)	Assumes an effective tax rate of approximately 39%.

The following potentially dilutive common share equivalents were excluded from the calculation of diluted net income per common share because their effect was antidilutive for each of the periods presented:

	Year Ended December 31,
	2011	2010
Options and warrants	4,979,088	6,420,756
Convertible notes payable	2,666,667	—

Segments

We only have one reportable segment as defined under U.S. GAAP.

Fair Value

Under U.S. GAAP, we are required to record certain financial assets and liabilities at fair value and may choose to record other financial assets and financial liabilities at fair value as well. Also under U.S. GAAP, we are required to record nonfinancial assets and liabilities at fair value due to events that may or may not recur in the future, such as an impairment event. When we are required to record such assets and liabilities at fair value, that fair value is estimated using an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. That fair value is determined based on significant inputs contained in a fair value hierarchy as follows:

Level 1	Quoted prices for identical assets or liabilities in active markets to which we have access at the measurement date.

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3	Unobservable inputs for the asset or liability.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

There are three general valuation techniques that may be used to measure fair value, as described below:

Market Approach	Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. Prices may be indicated by pricing guides, sale transactions, market trades, or other sources.

Cost Approach	Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).

Income Approach	Uses valuation techniques to convert future amounts to a single present amount based on current market expectations about the future amounts (includes present value techniques and option-pricing models). Net present value is an income approach where a stream of expected cash flows is discounted at an appropriate market interest rate.

Business Combinations

We use the “acquisition method” to account for all business combinations. All acquisitions are reviewed to determine if they constitute a “business” under U.S. GAAP. All identifiable assets and liabilities of an acquired business are recorded at their fair values as of the date we obtain control of the business. The fair values of identifiable assets and liabilities are estimated using a variety of approaches allowed under U.S. GAAP, including appraisals and present value techniques. Any excess of the consideration paid to acquire the business over the fair values of the acquired and identifiable assets and liabilities is recorded as goodwill. We determine the date we obtain control of a business to be the date on which we gain the ability to determine the direction of management and policies over that acquired business.

Recent Accounting Pronouncements

The following are recent accounting pronouncements that have affected our consolidated financial statements or may affect them in the future.

In September 2011, the Financial Accounting Standards Board (”FASB”) issued Accounting Standards Update No. 2011-08, Testing Goodwill for Impairment (“ASU 2011-08”), which amends ASC 350 Intangibles—Goodwill and Other. ASU 2011-08 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under ASU 2011-08, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances, such as financial performance, economic conditions and loss of key personnel, for an entity to consider in conducting the qualitative assessment. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early application is permitted. We adopted ASU 2011-08 for our annual goodwill impairment test performed as of August 31, 2011 with no material impact on our financial position or results of operations.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which amends ASC 220 Comprehensive Income. ASU 2011-05 requires that comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 does not change the items that must be reported in comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 does not affect how earnings per share is calculated or presented. ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and must be applied retrospectively. Early application is permitted. Because we currently present comprehensive income within our consolidated statement of changes in stockholders' equity and comprehensive income, we will need to change our presentation of comprehensive income upon adopting ASU 2011-05. In December 2011, certain guidance in ASU 2011-05 was deferred by Accounting Standards Update No. 2011-12 Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments of items out of accumulated other comprehensive income. Because we don’t expect any such reclassification adjustments, we do not anticipate that the adoption of ASU 2011-12 will have a material impact on our financial position or the results of our operations.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"), which amends ASC 820 Fair Value Measurement. ASU 2011-04 improves the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. The amended guidance changes the wording used to describe many requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, the amendments clarify the FASB's intent about the application of existing fair value measurement and disclosure requirements. Although ASU 2011-04 is not expected to have a significant effect on practice, it changes some fair value measurement principles and disclosure requirements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and must be applied prospectively. Early application is not permitted. We do not anticipate that the adoption of ASU 2011-04 will have a material impact on our financial position or the results of our operations.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS
3.	BUSINESS COMBINATIONS

Cyalume Specialty Products, Inc.

In 2011, Cyalume created a new, wholly owned subsidiary (Cyalume Specialty Products, Inc., or “CSP”) that, on August 31, 2011, entered into an Asset Purchase Agreement (“APA”) with JFC Technologies, LLC (“JFC”) and the stockholders of JFC. Pursuant to the APA, effective September 1, 2011, CSP acquired from JFC substantially all of its business assets and a portion of its liabilities for cash and 712,771 shares of Cyalume common stock plus other consideration that is contingent on future financial performance of CSP. In connection with entering into the APA, we entered into a registration rights agreement with the former stockholders of JFC pursuant to which we are required to file a registration statement by May 1, 2012 with the Securities and Exchange Commission registering these shares for resale. We will not incur any obligation to the former stockholders of JFC if these shares are not registered by May 1, 2012.

JFC was a leading researcher, developer and manufacturer of specialty chemicals with operations in Bound Brook, New Jersey. CSP’s acquisition of JFC’s business assets and liabilities is expected to augment our research, development and production capabilities. These operations offer a wide range of services that will accelerate the development and deployment of new chemical-light products by CTI and CTSAS and provide additional sources of revenues and business opportunities. We also believe that vertically integrating the chemical manufacturing process at a United States-based facility will allow us to more effectively manage our supply chain.

The purchase price consisted of (in thousands):

	Consideration		Cash Acquired	Cash Paid, Net of Cash Acquired
Cash	$2,500		$200	$2,300
712,771 shares of Cyalume common stock, at fair value	2,500
Contingent consideration, at fair value	1,573	(1)
Total consideration	$6,573

(1)	The contingent consideration liability has increased to $1,632,000 as of December 31, 2011.

The contingent consideration ranges from $0 to $7 million and is based on the financial performance of the acquired business during the combined calendar years 2012 and 2013, to be paid after calendar year 2013 when CSP’s financial performance is known. These payments, if any, will consist of a minimum of 30% cash and the remainder paid in Cyalume common stock. The cash-portion of the payment can be greater than 30% at our discretion. Up to $5 million of the contingent payment is based on CSP achieving the following average earnings before interest, taxes, depreciation and amortization (“EBITDA”) thresholds for the calendar years ending December 31, 2012 and 2013:

Average 2012 and 2013 EBITDA Thresholds	Contingent Payment
$1,300,000 +	$5,000,000
$1,100,000 - $1,299,999	$3,000,000 - $4,900,000
$1,000,000 - $1,099,999	$2,200,000 - $2,920,000
$900,000 - $999,999	$1,500,000 - $2,130,000
$800,000 - $899,999	$800,000 - $1,430,000
$700,000 – 799,999	$400,000 - $790,000

An additional payment of $2,000,000 is contingent upon CSP achieving average EBITDA of $1,800,000 for calendar years ending December 31, 2012 and 2013.

See Note 23 for a description of how we estimate the fair value of this contingent consideration on a recurring basis.

The preliminary allocation of the fair value of the assets acquired and liabilities assumed are as follows (all amounts in thousands):

Cash	$200
Restricted cash (1)	750
Accounts receivable (2)	359
Inventories	1,015
Other current assets	1
Property, plant and equipment	1,062
Patents	50
Customer backlog	140
Customer relationships	920
Non-compete agreements	160
Goodwill (3)	2,978
Total assets	7,635

Accounts payable	130
Accrued expenses	122
Customer prepayments	4
Line of credit (1)	750
Deferred tax liability	56
Total liabilities	1,062
Net assets	$6,573

(1)	The $750,000 line of credit, which is payable to one of the sellers, is secured by the $750,000 of restricted cash. The line of credit accrues interest at an annual rate of 2%, calculated quarterly, and this interest is added to the principal amount outstanding on the line of credit. If CSP’s net working capital, as defined in the APA, does not exceed certain amounts and other restrictions are not met, CSP may use all or a portion of the restricted cash for its general business purposes. The amount of restricted cash that CSP may use is determined as of the last day of every calendar-year quarter. On any such quarter end, the line of credit must be repaid by the amount CSP’s working capital, as defined in the APA, is greater than $1.5 million. Additionally, any remaining restricted cash balance in excess of $375,000 as of December 31, 2012 must be used to repay the line of credit. As of December 31, 2013, any remaining restricted cash balance must be repaid to the seller and the line of credit and accrued interest thereon must be repaid.

(2)	The gross contractual accounts receivable is $359,000, which equals the accounts receivables’ fair value of $359,000 since the contractual accounts receivable are expected to be collected.

(3)	Goodwill of $3.1 million is expected to be deductible for tax purposes. The amount of goodwill recorded under U.S. GAAP has not changed from the acquisition date through December 31, 2011. Goodwill resulted from this transaction because we believe the acquisition of JFC’s business assets and liabilities will augment our research, development and production capabilities. These operations offer a wide range of services that will accelerate the development and deployment of new chemical-light products by CTI and CTSAS and provide additional sources of revenues and business opportunities. We also believe that vertically integrating the chemical manufacturing process at a United States-based facility will allow us to more effectively manage our supply chain.

CSP’s revenues and net loss are included in our consolidated statements of income and total $1,933,000 and $44,000 since we acquired CSP.

Combat Training Solutions, Inc.

On December 22, 2011, CTI entered into a Stock Purchase Agreement (“SPA”) with Combat Training Solutions, Inc. (“CTS”) and the sole stockholder of CTS. CTS, based in Colorado Springs, Colorado, provides customers with realistic training simulation devices and their associated consumables. These products allow military and law enforcement professionals to maintain operational readiness through safe, live training and hands-on situational exercises. Pursuant to the SPA, CTI purchased all of the issued and outstanding capital stock of CTS.

In a related transaction on December 22, 2011, Cyalume Realty, Inc. (“CRI”), a subsidiary of CTI, purchased a piece of land located in Colorado Springs, Colorado.

The consideration consisted of:

	Consideration		Cash Acquired	Cash Paid, Net of Cash Acquired
Cash	$250		$22	$228
133,584 shares of Cyalume common stock, at fair value	500
Note payable	250	(1)
Contingent consideration, at fair value	2,067	(2)
Total consideration	$3,067

(1)	The note is payable in full to the seller of CTS on April 5, 2012 at 0% interest.
(2)	The contingent consideration liability is still $2,067,000 as of December 31, 2011

The contingent consideration ranges from $0 to $5.75 million and is based on the financial performance of the acquired business during the combined calendar years 2012 and 2013, to be paid after calendar year 2013 when CTS’ financial performance is known. Up to $5.5 million of the contingent payment is based on CTS achieving the following cumulative gross margin thresholds during the calendar years ending December 31, 2012 and 2013:

Cumulative 2012 and 2013 Gross Margin Thresholds	Contingent Payment (1)
$8,500,000 +	$5,500,000
$8,000,000 – $8,499,999	$5,000,000 - $5,425,000
$7,500,000 - $7,999,999	$4,250,000 - $4,925,000
$7,000,000 - $7,499,999	$3,500,000 - $4,175,000
$6,500,000 - $6,999,999	$2,750,000 - $3,425,000
$6,000,000 - $6,499,999	$2,000,000 - $2,675,000

(1)	These payments, if any, will consist of a minimum of 40% cash and the remainder paid in Cyalume common stock. The cash-portion of the payment can be greater than 40% at our discretion.

An additional payment of $250,000 in Cyalume common stock is contingent upon CTS achieving cumulative gross margin of $6,000,000 during calendar years ending December 31, 2012 and 2013.

See Note 23 for a description of how we estimate the fair value of this contingent consideration on a recurring basis.

The preliminary allocation of the fair value of the assets acquired and liabilities assumed are as follows (all amounts in thousands):

Cash	$22
Accounts receivable (1)	112
Inventories	529
Property, plant and equipment	842
Patents	410
Trade Names / Trademarks	90
Customer relationships	840
Non-compete agreements	140
Goodwill (2)	1,107
Total assets	4,092
Accounts payable	102
Accrued expenses	181
Deferred tax liability	742
Total liabilities	1,025
Net assets	$3,067

(1)	The gross contractual accounts receivable is $122,000, which is greater than the accounts receivables’ fair value of $112,000 due to $10,000 of contractual accounts receivable not expected to be collected.

(2)	Goodwill acquired is not expected to be deductible for tax purposes since CTS’ stock was acquired. The amount of goodwill recorded under U.S. GAAP has not changed from the acquisition date through December 31, 2011. Goodwill resulted from this transaction because we believe CTS augments our position in the non-explosive training and ammunition market and will allow us to develop new products with training and tactical applications.

CTS’ revenues and net loss are included in our consolidated statements of income and total $0 and $42,000 since we acquired CTS.

Pro Forma Information (unaudited)

The following unaudited pro forma financial summary is presented as if the acquisitions of CSP and CTS were completed as of January 1, 2010. The pro forma combined results are not necessarily indicative of the actual results that would have occurred had the acquisition been consummated on that date, or of the future operations of the combined entities. The pro forma results for net income include adjustments for depreciation, intangible asset amortization, inventory step-up amortization and rent expense. The pro forma weighted average shares used to compute net income per common share (basic and diluted) differ from the weighted average shares used in the consolidated statements of income in order to reflect the 712,771 shares of Cyalume common stock issued for to acquire CSP and the 133,584 shares of Cyalume common stock issued for to acquire CTS as being issued on January 1, 2010.

	Twelve Months Ended December 31,
	2011	2010
Revenues (in thousands)	$42,594	$47,639
Net income (in thousands)	$1,496	$2,707
Net income per common share:
Basic	$.08	$.17
Diluted	$.08	$.15
Weighted average shares used to compute net income per common share:
Basic	17,757,458	16,329,598
Diluted	19,316,993	17,652,630

The nature and amount of pro forma adjustments directly attributable to the business combinations are as follows (in thousands):

	Twelve Months Ended December 31,
	2011	2010
Revenues, as reported (in thousands)	$34,703	$38,024
Pro forma adjustments:
CTS and CSP revenues prior to acquisition by Cyalume	7,891	9,615
Pro forma revenues	42,594	47,639

Net income, as reported (in thousands)	$327	$2,613
Pro forma adjustments:
CTS and CSP net income prior to acquisition by Cyalume	1,055	1,034
Effect of activities/assets/liabilities not acquired by Cyalume	365	(362)
Expensing of acquisition-date inventory fair value adjustment into cost of goods sold	73	(338)
Depreciation of property, plant and equipment acquired	(72)	244
Amortization of intangible assets acquired	(252)	(484)
Pro forma net income	$1,496	$2,707

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
4.	INVENTORIES
  Inventories consist of the following (all amounts in thousands):
	2011	2010
Raw materials	$6,230	$5,469
Work-in-process	3,296	3,237
Finished goods	1,867	1,214
	$11,393	$9,920

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following (all amounts in thousands):

	2011	2010
Value added taxes receivable	$100	$37
Prepaid expenses	332	268
Currency forward contracts	4	—
Debt issuance costs, current portion	120	111
Other	3	13
	$559	$429

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
6.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following (all amounts in thousands):

	2011	2010
Land	$1,901	$1,279
Building and improvements	3,134	3,003
Machinery and equipment	7,992	5,710
	13,027	9,992
Less: accumulated depreciation	(2,610)	(1,483)
	$10,417	$8,509

During 2011, we entered into two leases that were accounted for as capital leases. At December 31, 2011, machinery and equipment includes $77,000 of assets recorded under capital leases. Accumulated amortization on those capital leases totaled $0 as of December 31, 2011. In 2011, amortization expense for those assets was $0.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
7.	GOODWILL

Goodwill represents the excess of the cost of acquiring CTI and CTSAS in 2008 and CSP and CTS in 2011 over the net fair value assigned to the assets acquired and liabilities assumed in those acquisitions. Changes in the carrying amount of goodwill consist of the following (all amounts in thousands):

Balance on December 31, 2009	$51,244
Fiscal year 2010 changes	—
Balance on December 31, 2010	51,244
Goodwill acquired as part of the acquisition of CSP	2,978
Goodwill acquired as part of the acquisition of CTS	1,107
Balance on December 31, 2011	$55,329

We performed the first step of the traditional two-step process for assessing goodwill for impairment as of August 31, 2011. That first step of the two-step process requires a comparison of our estimated fair value versus our carrying (book) value per our consolidated financial statements. If our carrying value exceeded our fair value, further analysis (step 2 of the two-step process) would be required to determine the amount, if any, that our goodwill was impaired as of August 31, 2011. Step 1 of our analysis indicated that our fair value was significantly greater than our carrying value as of August 31, 2011, therefore step 2 of the goodwill impairment assessment was not required and our goodwill was not considered to be impaired. Further, we noted no events or circumstances that occurred subsequently to August 31, 2011 that indicated that goodwill impairment existed as of December 31, 2011.

OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS
8.	OTHER INTANGIBLE ASSETS

Intangible assets as of December 31, 2011 consist of the following (all amounts in thousands):

	Cost	Accumulated Amortization	Net Book Value
Developed technologies, including patents (1)	$13,608	$3,640	$9,968
Trademarks and trade names (2)	5,428	1	5,427
Purchased customer relationships (3)	9,465	3,142	6,323
Customer backlog (4)	140	140	—
Non-compete agreements (5)	300	11	289
	$28,941	$6,934	$22,007

(1)	Includes a patent obtained in the acquisition of CSP (see Note 3) with a cost of $50,000 that is expected to be fully amortized in August 2026. Also includes patents obtained in the acquisition of CTS (see Note 3) with a cost of $410,000 that is expected to be fully amortized in December 2021.
(2)	Includes a trade name obtained in the acquisition of CTS (see Note 3) with a cost of $90,000 that is expected to be fully amortized in December 2013.
(3)	Includes customer relationships obtained in the acquisition of CSP (see Note 3) with a cost of $920,000 that is expected to be fully amortized in December 2019. Also includes customer relationships obtained in the acquisition of CTS (see Note 3) with a cost of $840,000 that is expected to be fully amortized in December 2021.
(4)	Includes customer backlog obtained in the acquisition of CSP (see Note 3) with a cost of $140,000 that was fully amortized in December 2011.
(5)	Includes non-compete agreement obtained in the acquisition of CSP (see Note 3) with a cost of $160,000 that is expected to be fully amortized in August 2016. Also includes non-compete agreement obtained in the acquisition of CTS (see Note 3) with a cost of $140,000 that is expected to be fully amortized in December 2016.

Intangible assets as of December 31, 2010 consist of the following (all amounts in thousands):

	Cost	Accumulated Amortization	Net Book Value
Developed technologies, including patents	$12,972	$2,497	$10,475
Trademarks and trade names	5,332	—	5,332
Purchased customer relationships	7,753	2,648	5,105
Non-compete agreements	267	267	—
	$26,324	$5,412	$20,912

Except for the trade name obtained in the acquisition of CTS, trademarks and trade names have indefinite lives and therefore, they are not amortized. Trademarks can be renewed without substantial cost. On average, these non-amortized trademarks renew in approximately 3 years. If trademark and trade names are not renewed, then expected future cash flows associated with trademarks and trade names could be adversely affected.

Amortization of intangible assets was $1.8 million and $1.8 million for the years ended December 31, 2011 and 2010, respectively.

During 2011, we capitalized $5,000 and $175,000 of costs paid to third parties to create or defend trademarks and patents, respectively. We expect the patent-related costs to be amortized over approximately 20 years.

We do not consider any intangible assets to have residual value.

The future amortization expense relating to intangible assets for the next five years and beyond is estimated at December 31, 2011 to be (all amounts in thousands):

Year Ending December 31,
2012	$2,163
2013	2,162
2014	2,118
2015	2,118
2016	2,106
Thereafter	6,002
$16,669

OTHER NONCURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NONCURRENT ASSETS
9.	OTHER NONCURRENT ASSETS

Other noncurrent assets consist of the following (all amounts in thousands):

	2011	2010
Debt issuance costs, net	$154	$272
Other	—	14
	$154	$286

Debt issuance costs consist of unamortized costs paid to third parties to obtain senior debt, a line of credit and convertible notes that will be amortized to interest expense using the effective interest method through 2014. Amortization of current (see Note 5) and noncurrent capitalized debt issuance costs was $109,000 and $75,000 for the years ended December 31, 2011 and 2010, respectively.

The future amortization expense for each of the five succeeding years and beyond relating to current and noncurrent capitalized debt issuance costs is (all amounts in thousands):

Year Ending December 31,
2012 (1)	$120
2013	126
2014	28
2015	—
2016	—
$274

(1)	See Note 5 for the current portion of capitalized debt issuance costs of $120,000 expected to be amortized in 2012.

More information regarding the restricted cash and the related line of credit, which were a result of the acquisition of CSP, can be found in Note 3. The amount of restricted cash has been reduced from $750,000 as of the acquisition date to $600,000 as of December 31, 2011 due to our use of that cash for general business purposes as described in Note 3.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES
10.	ACCRUED EXPENSES

Accrued expenses consist of the following (all amounts in thousands):

	2011	2010
Payroll	$1,192	$1,600
Interest	187	166
Professional fees	328	148
Related party payable (1)	36	—
Other	436	448
	$2,179	$2,362

(1)	In conjunction with the acquisition of CTS, we agreed to assume CTS’ monthly lease and utility payments for building space that CTS leased from the seller. This building space is not utilized by us. We are required to pay these costs until the building is sold, but no later than December 2014. We estimate these monthly payments to be approximately $3,000 per month and we estimate the building will be sold in December 2012, therefore we have estimated the liability as of December 31, 2011 to be $36,000.

LINES OF CREDIT	12 Months Ended
Dec. 31, 2011
LINES OF CREDIT
11.	LINES OF CREDIT

We have a line of credit with a maximum borrowing capacity of $5.0 million with TD Bank N.A. (“TD Bank”). The amount we may borrow from this line of credit is dependent mainly on accounts receivable and inventory balances. Interest is payable monthly and is determined, at our discretion, based on (i) the Prime Rate, plus a margin percentage that is based on financial performance (not to be less than 6% in total) or (ii) an adjusted LIBOR rate (subject to a 2% interest rate floor), plus a margin percentage that is based on financial performance. The line of credit’s interest rate at December 31, 2011 was 6.25%. The line of credit expires on December 19, 2012. This line of credit is subject to (i) the same restrictive covenants and (ii) the same collateral and guarantees as the senior debt Term Loan and the senior debt Real Estate Loan described in Note 12. At December 31, 2011 and 2010, there were no outstanding borrowings on this line of credit.

CTSAS has lines of credit with a combined maximum borrowing capacity of €1.3 million ($1.7 million as of December 31, 2011), under which there were no outstanding borrowings at December 31, 2011 and 2010. The lines’ interest rates are variable, based on the Euro Overnight Index Average and the 3-month Euro Interbank Offered Rate. The lines are collateralized by substantially all business assets of CTSAS. The lines have indefinite termination dates, but can be renegotiated periodically.

NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
NOTES PAYABLE
12.	NOTES PAYABLE

Outstanding notes payable consist of (all amounts in thousands):

	2011	2010
Senior Debt - Term Loan	$10,807	$12,435
Senior Debt - Real Estate Loan	1,929	2,054
Subordinated Term Loan	8,500	8,500
Note payable to Rodman & Renshaw	—	2,135
Total	21,236	25,124
Less: Unamortized debt issuance costs	(669)	(956)
Less: Current portion of notes payable, including current portion of unamortized debt issuance costs	(1,592)	(1,453)
Notes payable, net of current portion	$18,975	$22,715

Debt issuance costs will be amortized to interest expense using the effective interest method over the life of the loan.

Senior Debt

CTI has two loans payable to TD Bank, NA (“TD Bank”); a Term Loan and a Real Estate Loan, that were originally entered into on December 19, 2008, and which were amended and restated as of July 29, 2010.

The Term Loan was originally payable in monthly principal installments ranging from $319,000 to $468,000, plus monthly interest payments as described below, that commenced on February 1, 2009, plus a one-time principal payment of $3.0 million due on or before April 30, 2010. On July 29, 2010, in conjunction with the issuance of the Subordinated Term Loan (see discussion below) and the use of $7.2 million of the Subordinated Term Loan’s proceeds to reduce principal outstanding on the Term Loan, TD Bank modified the monthly principal installments to $148,000, beginning in February 2011, plus a one-time principal payment of $7.3 million due at maturity in December 2013.

Interest payments on 60% of the Term Loan’s principal balance are hedged using a pay-fixed, receive-variable interest rate swap to reduce exposure to changes in cash payments caused by changes in interest rates on the Term Loan. See Note 16 for details on the interest rate swap. Interest on the 60% interest rate-swapped portion of the Term Loan is payable monthly and determined based on 1-month LIBOR, plus a margin percentage that is based on financial performance. The total interest rate on the swapped portion of the Term Loan was 6.53% at December 31, 2011. Interest on the remaining 40% of the Term Loan is also payable monthly and is determined based on 1-month LIBOR (subject to a 2% interest rate floor) plus a margin percentage that is based on financial performance. At December 31, 2010, the total interest rate on the portion of the Term Loan that was not subject to an interest rate hedging relationship was 6.0%. The Term Loan is collateralized by all of the assets of CTI (except CTI’s equity interests in CTSAS, of which only 65% is collateral of the Term Loan) and is guaranteed by Cyalume. The Term Loan requires various restrictive financial and nonfinancial covenants, such as a maximum leverage ratio, debt service coverage ratio and limitations on capital expenditures and dividends, which we are in compliance with as of December 31, 2011.

Simultaneous with the $7.2 million repayment of a portion of the Term Loan in July 2010, our interest rate swaps (see Note 16) were modified to incorporate this repayment since it was not anticipated in the original swap agreement. This allows us to continue to assume that these hedges meet the criteria for the shortcut method for assessing hedge effectiveness; therefore, the hedge is assumed to still be 100% effective.

The Real Estate Loan was originally payable in monthly principal installments of $10,000, plus monthly interest payments as described below, that commenced on February 1, 2009, plus a one-time principal payment of $1.9 million at maturity (December 19, 2013). In July 2010, we made an unscheduled $207,000 principal payment, which reduced our one-time principal payment due at maturity in December 2013 to $1.7 million.

Interest payments on the Real Estate Loan principal balance are hedged using a pay-fixed, receive-variable interest rate swap to reduce exposure to changes in cash payments caused by changes in interest rates on the Real Estate Loan. See Note 16 for details on the interest rate swap. Interest is payable monthly and is determined based on 1-month LIBOR plus a margin percentage that is based on financial performance. The Real Estate Loan’s total interest rate at December 31, 2011 was 6.42%. The Real Estate Loan is secured by a mortgage of the real property (land and building) located in West Springfield, MA, and is guaranteed by Cyalume. The Real Estate Loan requires various restrictive financial and nonfinancial covenants, such as a maximum leverage ratio, debt service coverage ratio and limitations on capital expenditures and dividends, which we are in compliance with as of December 31, 2011.

The TD Bank line of credit described in Note 11, the Term Loan and the Real Estate Loan are senior in payment priority to all other notes payable and lines of credit.

Subordinated Term Loan

On July 29, 2010 we issued a Subordinated Term Loan of $8.5 million to Granite Creek Partners Agent, LLC (“Granite Creek”) that matures March 19, 2014. Interest is payable monthly beginning September 1, 2010 at a rate of 11% per annum. No principal payments are required until maturity. We have the right to prepay the loan in whole or in part at any time without penalty. The Subordinated Term Loan ranks junior to all debt held by TD Bank, N.A. but senior to all other remaining long-term debt including existing and future subordinated debt. The Subordinated Term Loan is convertible at any time by Granite Creek into 2,666,667 shares of common stock at a conversion price of approximately $3.19 per share. No portion of the Subordinated Term Loan has been converted to our common stock. Our common stock’s closing market price on December 31, 2011 was $3.75 per share; therefore the loan’s if-converted value of approximately $10 million exceeds their unpaid principal balance by $1.5 million as of December 31, 2011. We determined that the convertible notes’ conversion feature was not a beneficial conversion feature under U.S. GAAP.

Simultaneous with the issuance of the Subordinated Term Loan, we issued warrants to repay certain costs of obtaining the convertible notes. The warrants have a five-year term and allow the holder to purchase 160,000 shares of common stock at $2 per share through July 29, 2015. In accordance with U.S. GAAP, we allocated a portion of the $8.5 million gross proceeds from the issuance of the loan to the warrants based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. The portion of the proceeds so allocated to the warrants ($207,000) was recorded as a debt discount and an increase to additional paid-in capital on our consolidated balance sheet. The $207,000 debt discount is being amortized to interest expense using the effective interest method over the life of the convertible notes.

As of December 31, 2011, the carrying value of the Subordinated Term Loan was approximately $7.9 million, computed as follows (all amounts in thousands):

	2011	2010
Principal amount of loan	$8,500	$8,500
Less: unamortized debt issuance costs	(635)	(858)
	$7,865	$7,642

Interest costs for the Subordinated Term Loan are as follows (all amounts in thousands):

	2011	2010
Contractual interest coupon rate	$948	$390
Amortization of related debt issuance costs	225	81
Total interest recognized	$1,173	$471
Effective interest rate	15.1%	14.2%

Simultaneous with the issuance of the convertible notes in 2010, we amended our management agreement with Selway Capital, LLC (see Note 18).

Other Subordinated Third-Party Debt

We had a note payable that was entered into in December 2008 with Rodman & Renshaw, LLC (“Rodman”). Principal and accrued interest payable on this note payable totaled approximately $2.2 million as of June 30, 2011. On June 30, 2011, we entered into a securities exchange agreement with Rodman in which Rodman agreed to accept, subject to certain conditions being met, 483,046 shares of our common stock as payment in full of all principal and accrued interest on this note. The transaction closed in July 2011.

Future Minimum Payments

As of December 31, 2011, future minimum payments due for notes payable for each of the five succeeding years and beyond are as follows (all amounts in thousands):

Year Ending December 31,
2012	$1,901
2013	10,835
2014	8,500
2015	—
2016	—
Thereafter	—
$21,236

Amortization of the debt discount was $294,000 and $273,000 for the years ended December 31, 2011 and 2010, respectively.

FINANCING ARRANGEMENTS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2011
FINANCING ARRANGEMENTS WITH RELATED PARTIES
13.	FINANCING ARRANGEMENTS WITH RELATED PARTIES

We had notes payable to three stockholders (Messrs. Winston Churchill, Thomas Rebar and Wayne Weisman, partners of SCP Private Equity Management Company, LLC (“SCP”)). SCP also owns stock in Cyalume and three Directors are members of SCP. Principal and accrued interest payable on these notes payable totaled approximately $1.2 million as of July 7, 2011. On July 7, 2011, these stockholders each entered into a securities exchange agreement in which they agreed to accept, subject to certain conditions being met, an aggregate of 253,288 shares of our common stock as payment in full of all principal and accrued interest on these notes. These transactions closed in July 2011.

In 2011, we incurred a $750,000 line of credit in conjunction with the acquisition of CSP. See Note 3 for more information regarding this line of credit, principal and accrued interest on which totals approximately $755,000 as of December 31, 2011. The lender is a related party due to the lender being our employee and a stockholder.

In 2011, we incurred a $250,000 note payable in conjunction with the acquisition of CTS. See Note 3 for more information regarding this note, principal and accrued interest on which totals approximately $250,000 as of December 31, 2011. The lender is a related party due to the lender being our employee and a stockholder.

CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2011
CAPITAL LEASE OBLIGATIONS
14.	CAPITAL LEASE OBLIGATIONS

During 2011, we entered into two leases that were accounted for as capital leases. As of December 31, 2011, future minimum lease payments under capital leases together with the present value of the net minimum lease payments were as follows (all amounts in thousands):

Year Ending December 31,
2012	$63
2013	17
2014	17
2015	—
2016	—
Thereafter	—
Total minimum lease payments	97
Less: estimated executory costs included in total minimum lease payments	(5)
Net minimum lease payments	92
Less: amount representing interest	(19)
Present value of net minimum lease payments	$73

Of the $73,000 capital lease obligation, $43,000 is expected to be repaid before December 31, 2012.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
15.	INCOME TAXES

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2011	2010
Domestic	$(2,623)	$2,054
Foreign	2,585	2,224
	$(38)	$4,278

Provision for (benefit from) income taxes consisted of the following (all amounts in thousands):

	Year Ended December 31,
	2011	2010
Current:
Federal	$—	$—
State	—	—
Foreign	902	717
Deferred:
Federal	(1,235)	648
State	31	384
Foreign	(63)	(84)
Provision for (benefit from) income taxes	$(365)	$1,665

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The principal sources of these differences relate to the carrying value of identified intangible assets, inventories, fixed asset, certain accruals and reserves.

Deferred income tax assets and liabilities consist of the following (all amounts in thousands):

	December 31, 2011		December 31, 2010
	Current	Non-current	Current	Non-current
Deferred tax assets:
Federal	$726	$6,777	$1,575	$5,259
State	511	200	495	346
Foreign	36	11	—	—
Less: valuation allowance (1)	—	(3,874)	—	(4,062)
	1,273	3,114	2,070	1,543
Deferred tax liabilities:
Federal	(658)	(7,694)	(887)	(7,196)
State	(171)	(1,986)	(235)	(1,841)
Foreign	(58)	(579)	(17)	(653)
	(887)	(10,259)	(1,139)	(9,690)
Deferred tax assets (liabilities)	$386	$(7,145)	$931	$(8,147)

(1)	During 2011, we reduced the valuation allowance from $4.1 million to $3.9 million due to the expected use of foreign tax credits in the near term.

Principal components of our net liability representing deferred income tax balances are as follows (all amounts in thousands):

	Year Ended December 31,
	2011	2010
Intangible assets	$(6,760)	$(7,852)
Property, plant and equipment	(837)	(621)
U.S. loss carryforwards and tax credits, net (1)	1,063	2,024
Subsidiary income (2)	(1,554)	(2,044)
Stock-based compensation expense	655	433
Reserves, accruals and other	588	718
Interest rate swaps	86	126
	$(6,759)	$(7,216)

(1)	U.S. net operating loss carryforwards expire in 2025 through 2029. The realization of these assets is based on estimates of future taxable income.

(2)	A deferred tax liability has been recorded for income taxes which may become payable upon distribution of earnings of CTSAS, our French subsidiary. The estimated amount of tax that might be payable with regard to any distribution of foreign subsidiary earnings is reported net of foreign taxes paid, which are creditable against our domestic tax liability. We do not permanently reinvest our foreign subsidiary’s earnings. We continually evaluate our assertion; if our foreign business needs change, so may our assertion.

Income taxes computed using the federal statutory income tax rate differ from our effective tax rate primarily due to the following (all amounts in thousands):

	Year Ended December 31,
	2011	2010
Provision for federal income taxes expected at 34% statutory rate	$(13)	$1,455
Increase (reduction) resulting from:
Tax on global activities	(29)	143
State income taxes, less federal income tax benefit	15	390
Change in valuation account (1)	(188)	(1,977)
Change in prior year undistributed earnings of CTSAS (1)	—	1,399
Prior year true up	(141)	185
Other	(9)	70
Provision for (benefit from) income taxes	$(365)	$1,665

(1)	Included in the change in the valuation account in 2010 is an amount associated with the change in prior year undistributed earnings of CTSAS of $1,901.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
16.	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivatives held by us as of December 31, 2011 consist of the following (all amounts in thousands):

Derivative Instrument	Balance Sheet Location	Fair Value
Currency forward contracts	Prepaid expenses and other current assets	$4
Interest rate swaps	Derivatives (noncurrent liabilities)	(273)

Derivatives held by us as of December 31, 2010 consist of the following (all amounts in thousands):

Derivative Instrument	Balance Sheet Location	Fair Value
Currency forward contracts	Derivatives (noncurrent liabilities)	$(28)
Interest rate swaps	Derivatives (noncurrent liabilities)	(337)

Currency Forward Contracts

CTSAS’ functional currency is the Euro. Periodically, CTSAS purchases inventory from CTI, which requires payment in U.S. dollars. Beginning in 2009, and only under certain circumstances, we use currency forward contracts to mitigate CTSAS’ exposure to changes in the Euro-to-U.S. dollar exchange rate upon payment of these inventory purchases. Such currency forward contracts typically have durations of less than six months. We report these currency forward contracts at their fair value. This relationship has not been designated as a hedge and therefore all changes in these currency forward contracts’ fair value are recorded in other income, net on our consolidated statement of income. We held one such currency forward contracts at December 31, 2011 and two such currency forward contracts at December 31, 2010. See Note 23 for a description of how we estimate the fair value of these contracts.

Interest Rate Swaps

In December 2008, we entered into two pay-fixed, receive-variable, interest rate swaps to reduce exposure to changes in cash payments caused by changes in interest rates on the Term Loan and the Real Estate Loan. Both relationships are designated as cash flow hedges and meet the criteria for the shortcut method for assessing hedge effectiveness; therefore, the hedge is assumed to be 100% effective and all changes in the fair value of the interest rate swaps are recorded in comprehensive income. See Note 19 for a description of changes in accumulated other comprehensive loss due to derivatives and hedging activities. Such changes were due to unrealized gains and losses on the interest rate swaps. These unrealized gains and losses must be reclassified in whole or in part into earnings if, and when, a comparison of the swap(s) and the related hedged cash flows demonstrates that the shortcut method is no longer applicable. We expect these hedges to meet the criteria of the shortcut method for the duration of the hedging relationship, which ends upon maturity of the Term Loan and Real Estate Loan, and therefore we do not expect to reclassify any portion of these unrealized losses from accumulated other comprehensive loss to earnings in the future. See Note 23 for a description of how we estimate the fair value of these swaps.

Effect of Derivatives on Statement of Income

The effect of derivative instruments (a) designated as cash flow hedges and (b) not designated as hedging instruments on our consolidated statement of income for year ended December 31, 2011 was as follows (all amounts in thousands):

	Gain (Loss)	Gain (Loss)	Gain (Loss)
	In AOCL (1)	Reclassified (2)	in Earnings (3)
Derivatives designated as cash flow hedges:
Interest rate swaps, net of taxes of $(23)	$41	$—	$—
Derivatives not designated as hedging instruments:
Currency forward contracts	$—	$—	$32

(1)	Amount recognized in accumulated other comprehensive loss (AOCL) (effective portion and net of taxes) during 2011.
(2)	Amount of gain (loss) originally recorded in AOCL but reclassified from AOCL into earnings during 2011.
(3)	Amount of gain (loss) recognized in earnings on the derivative (ineffective portion and amount excluded from effectiveness testing) reported in other income, net during 2011.

The effect of derivative instruments (a) designated as cash flow hedges and (b) not designated as hedging instruments on our consolidated statement of income for year ended December 31, 2010 was as follows (all amounts in thousands):

	Gain (Loss)	Gain (Loss)	Gain (Loss)
	In AOCL (1)	Reclassified (2)	in Earnings (3)
Derivatives designated as cash flow hedges:
Interest rate swaps, net of taxes of $100	$(168)	$—	$—
Derivatives not designated as hedging instruments:
Currency forward contracts	$—	$—	$(50)

(1)	Amount recognized in accumulated other comprehensive loss (AOCL) (effective portion and net of taxes) during 2010.
(2)	Amount of gain (loss) originally recorded in AOCL but reclassified from AOCL into earnings during 2010.
(3)	Amount of gain (loss) recognized in earnings on the derivative (ineffective portion and amount excluded from effectiveness testing) reported in other income, net during 2010.

ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2011
ASSET RETIREMENT OBLIGATION
17.	ASSET RETIREMENT OBLIGATION

We have an obligation to remediate certain known occurrences of asbestos at our manufacturing facility in West Springfield, Massachusetts. The significant assumptions used to estimate the obligation are:

Annual inflation rate	5.54%
Credit-adjusted risk-free rate	5.37%
Initial estimated remediation costs (undiscounted and not adjusted for inflation)	$200,000 ($41,000 paid in 2007)
Estimated remediation completion date	December 19, 2038
Estimated remediation cost on December 19, 2038	$720,000

The following is a reconciliation of the beginning and ending aggregate carrying amounts of the asset retirement obligation for the years ended December 31, 2011 and 2010 (all amounts in thousands):

	Year Ended December 31,
	2011		2010
Balance, beginning	$166		$158
Additional liabilities incurred	—		—
Liabilities settled	—		—
Accretion expense	9		8
Revisions in estimated cash flows	—		—
Balance, ending	$175	(1)	$166

(1)	The difference between the $175,000 liability as of December 31, 2011 and the estimated undiscounted future payments of $720,000 is estimated inflation between December 31, 2011 and December 19, 2038.

Accretion expense on the asset retirement obligation is included in general and administrative expenses in the accompanying consolidated statements of income.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

Contingent Consideration

See Note 3 for a description of contingent consideration liabilities resulting from our 2011 acquisitions of CSP and CTS. See Note 23 for an estimate of the fair values of those liabilities and a description of how we estimate those fair values.

Operating Leases

We lease certain equipment, automobiles and other assets under cancelable and non-cancelable operating leases. Expenses associated with these leases totaled $171,000 and $37,000 in 2011 and 2010, respectively.

Included in these leases is a market-based, related-party lease which CSP assumed in conjunction with the business combination discussed in Note 3. CSP entered into the lease with an entity controlled by one of our stockholders for industrial-use property located in Bound Brook, New Jersey, U.S.A. The lease ends on August 31, 2016, with extension options available, and requires lease payments of $24,000 per month from September 1, 2011 through August 31, 2013; thereafter the monthly lease payments will be adjusted to reflect the changes of average cost per square foot as reported by Newmark Knight and Frank in their 2nd Quarter New Jersey Industrial Market Report, Average Asking Rate for Somerset County.

Future minimum lease payments under non-cancelable lease obligations at December 31, 2011 are as follows (all amounts in thousands):

Year Ending December 31,
2012 (1)	$430
2013	363
2014	339
2015	310
2016	192
Thereafter	—
$1,634

(1)	Includes the estimated related-party lease payments of the $36,000 described in Note 10.

Legal

Civil Action No. 06-706 in Superior Court of the Commonwealth of Massachusetts

On January 23, 2006, before we owned CTI, the former owners of CTI (from whom we purchased CTI) (the “Former Owners”) acquired all of the outstanding capital stock of Omniglow Corporation (the “Transaction”) and changed the name of the company to Cyalume Technologies, Inc. Prior to, or substantially simultaneously with, the Transaction, CTI sold certain assets and liabilities related to Omniglow Corporation’s novelty and retail business to certain former Omniglow Corporation stockholders and management (“the Omniglow Buyers”). This was done because CTI sought to retain only the Omniglow Corporation assets and current liabilities associated with its government, military and safety business. During 2006, CTI and the Omniglow Buyers commenced litigation and arbitration proceedings against one another. Claims include breaches of a lease and breaches of various other agreements between CTI and the Omniglow Buyers. These proceedings are known as Civil Action No. 06-706 in Superior Court of the Commonwealth of Massachusetts.

On December 19, 2008, while Civil Action 06-706 was still unresolved, we acquired CTI (the “Acquisition”). According to the Stock Purchase Agreement between the Former Owners and us, the Former Owners retained the responsibility for paying for all costs and liabilities associated with Civil Action No. 06-706.

On July 18, 2011, CTI received an Order for Entry of Final Judgment in Civil Action No. 06-706 in which the Court awarded approximately $2.6 million in damages to Omniglow, LLC. Prejudgment interest at the rate of twelve (12%) percent per annum since the filing of the complaint in 2006 will accrue on approximately $1.3 million of the damages. The Court also awarded Omniglow, LLC reimbursement of attorney fees and costs of approximately $235,000, on which interest at the rate of twelve (12%) percent per annum will accrue beginning with the date of the final ruling.

Although we will appeal the final judgment, we have recorded a contingent legal obligation in the full amount of the final ruling (approximately $3.6 million) on our consolidated balance sheet as of December 31, 2011. Since the Former Owners (i) retained the responsibility for paying the costs and liabilities associated with Civil Action No. 06-706 and (ii) are related parties under U.S. GAAP due to their ownership interest in us and their membership on our board of directors, we have recorded approximately $3.7 million, which includes the $3.6 million contingent legal obligation and other costs we have incurred while litigating Civil Action No. 06-706, as due from related party on our consolidated balance sheet as of December 31, 2011. We believe that the related party receivable is collectible. CTI has filed motions for reconsideration and amendment of findings. In addition, CTI has prepared and will file an appeal of the final decision with the Massachusetts appellate court.

Complaint Regarding Failure to Deliver Warrants

On February 27, 2012, Raviv Shefet filed a complaint (Docket No. 3:12-cv-30040) in the Springfield, Massachusetts Federal District Court, alleging that we failed to deliver common stock warrants to Shefet on a timely basis for services rendered by Shefet prior to April 2008. Shefet seeks damages in an amount to be proven at trial and such other relief as the court deems just and equitable. Shefet claims damages could be as much as $0.9 million. On February 27, 2012, we received a Notice of a lawsuit and request to waive service of a summons from Shefet’s attorney. We have accepted the notice and have 60 days to respond to the complaint. We intend to vigorously defend this complaint. No accrual has been recorded for this matter since the amount of loss, if any, cannot be reasonably estimated. We do not believe the outcome of this matter will have a material effect on our financial results.

Management Agreement with Board Member

On October 1, 2009, we entered into a Management Agreement with Selway Capital, LLC (“Selway”) that provides for (but is not limited to) the following services to be performed by Selway on our behalf:

·	Strategic development and implementation as well as consultation to our chief executive officer on a regular basis as per his reasonable requests;
·	Identifying strategic partners with companies with which Selway has relationships and access. In this connection, Selway will focus on building partnerships with companies in Israel, Singapore, India and Europe. The focus will be on the expansion of our munitions business;
·	Advise and support us on our investor relations strategy;
·	Advise and support our future fund raising, including identifying sources of capital in the United States; and
·	Support our mergers and acquisitions strategy and play an active role in our due diligence and analysis.

The management agreement stipulates that these services would be performed by Yaron Eitan, an employee of Selway and a member of our Board of Directors, with assistance, as needed, from other employees of Selway. The management agreement expires on October 1, 2012 and can be terminated by either us or Selway upon 30-days written notice or upon our default in payment or Selway’s failure to perform services under the management agreement. Under the management agreement, we indemnified Selway and Selway indemnified us against certain losses that could have been incurred while carrying out its obligations under the management agreement. Per the management agreement and subsequent amendments thereto, Selway’s compensation for these services is currently $11,667 per month. We also reimburse Selway for costs incurred specifically on our behalf for these services.

On July 29, 2010 we amended our management agreement (the “Amended Management Agreement”) with Selway. Pursuant to the Amended Management Agreement, (i) the compensation payable to Selway was reduced from $41,667 to $11,667 per month and (ii) we issued to Selway 45,000 shares of common stock in full satisfaction of all accrued and unpaid liabilities (including all management fees) owed to Selway pursuant to the management agreement through July 2010. Those 45,000 shares were issued in July 2010. There is no provision for an additional bonus in the Amended Management Agreement. Other terms and conditions of the management agreement remained unchanged.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY
19.	STOCKHOLDERS’ EQUITY

Preferred Stock

We are authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by our Board of Directors. No preferred stock was issued or outstanding as of December 31, 2011 or 2010.

Common Stock

We are authorized to issue 50,000,000 shares of common stock. Stockholders are entitled to one vote for each share held of record on all matters to be voted on by stockholders. Stockholders have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the common stock.

Other Equity Instruments

As of December 31, 2011, we had 3,254,256 common stock purchase warrants (“warrants”) outstanding that were not related to stock-based compensation, of which 2,975,506 were sold in a public offering, 160,000 were issued in 2010 in conjunction with the Subordinated Term Loan (see Note 12) and 118,750 were sold to a third party. Also outstanding at December 31, 2011 wasan option to purchase up to a total of 731,250 units. Each unit consisted of one share of common stock and one common stock purchase warrant. All of these instruments were recorded as equity transactions.

Public Offering Warrants

On May 1, 2007 we sold 7,312,500 units in our initial public offering for $58.5 million, or $8.00 per unit. Each warrant entitles the holder to purchase one share of common stock at an exercise price of $5.00 per share. These warrants expire April 25, 2012. These warrants are redeemable by us at a price of $0.01 per warrant upon a 30-day notice, only in the event that the last sales price of the common stock is at least $11.50 per share for any 20 trading days within a 30-trading-day period ending on the third business day prior to the date on which notice of redemption is given. The common stock underlying the warrants has been registered under the Securities Act of 1933.

In 2011, 1,056,500 of these warrants were exercised on a cashless basis in exchange for 6,060 common shares. There were no warrants exercised in 2010.

Warrants Sold to a Third Party

On October 15, 2008, we sold 118,750 common stock purchase warrants and 593,750 shares of common stock for a combined price of $4.8 million. Each warrant entitles the holder to purchase one share of common stock at an exercise price of $5.00 per share. These warrants expire on April 25, 2012 unless redeemed earlier.

Options to Purchase Units

In connection with our initial public offering on April 25, 2007, we sold to the representative of the underwriter an option to purchase up to a total of 731,250 units for $100. Each unit consists of one share of common stock and one common stock purchase warrant. Each warrant entitles the holder to purchase one share of common stock at an exercise price of $5.50 per share, which may be exercised on a cashless basis. This option is exercisable at $8.80 per unit upon the completion of an acquisition of a business (which occurred on December 19, 2008). This option expires five years from the date of our initial public offering (April 25, 2012). We accounted for this option as a cost of raising capital and have included the instrument as equity in the financial statements. Accordingly, there was no net impact on financial position or results of operations, except for the recording of the proceeds from the sale. We estimated, based upon a Black-Scholes model, that the fair value of the purchase option on the date of sale was $3.40 per unit (or $2.5 million in the aggregate), using an expected term of 5 years, volatility of 44%, and a risk-free rate of 5%.

Share-Based Compensation

On March 3, 2009, our Board of Directors adopted the Cyalume Technologies Holdings, Inc. 2009 Omnibus Securities and Incentive Plan (the “Plan”). The Plan was approved during our Annual Meeting of Stockholders on June 18, 2009. The purpose of the Plan is to benefit stockholders by assisting us in attracting, retaining and providing incentives to key management employees and non-employee directors of, and non-employee consultants to, Cyalume Technologies Holdings, Inc. and its subsidiaries, and to align the interests of such employees, non-employee directors and non-employee consultants with those of stockholders. Accordingly, the Plan provides for the granting of Distribution Equivalent Rights, Incentive Stock Options, Non-Qualified Stock Options, Performance Share Awards, Performance Unit Awards, Restricted Stock Awards, Stock Appreciation Rights, Tandem Stock Appreciation Rights, Unrestricted Stock Awards or any combination of the foregoing, as may be best suited to the circumstances of the particular employee, director or consultant as provided herein. Under the Plan, we are authorized to issue up to two million shares of common stock, of which 197,419 shares are available for future awards as of December 31, 2011. Awards under the Plan can impose various service periods and other terms upon the awardee, however the maximum term of options or similar instruments granted under the Plan is ten years.

During the years ended December 31, 2011 and 2010, total expense recorded for share-based compensation was $1.2 million and $1.2 million, respectively. The following presents how share-based expenses are included in our consolidated statements of income (in thousands):

	Year Ended December 31,
	2011		2010
Cost of goods sold	$100		$37
Sales and marketing	168		88
General and administrative	721		857
Research and development	218		199
	$1,207	(1)	$1,181	(2)

(1)	The related recognized tax benefit in our consolidated statement of income is $307,000.
(2)	The related recognized tax benefit in our consolidated statement of income is $341,000.

We do not currently possess any treasury shares, therefore any issuance of stock for any share-based compensation award is expected to be from new shares.

Stock Option and Warrant Awards

We use a Black-Scholes pricing model to value all stock options and warrants awarded as stock-based compensation. We estimated the expected term of the options and warrants awarded under stock-based compensation arrangements individually based on the estimated term of the award, the exercise price of the award, the estimated risk-free interest rate over the award’s estimated term, estimated annual dividend yield and the estimated volatility of our common stock over the award’s estimated term. Since our common stock did not have sufficient trading history that was representative of an operating company as of each award’s grant date, each award’s volatility assumption was derived using historical data of another public company operating in our industry. We believe the volatility estimate calculated from that company is a reasonable benchmark to use in estimating the expected volatility of our common stock; however, that estimated volatility may not necessarily be representative of the volatility of the underlying securities in the future. Our risk-free interest rate assumptions are based on U.S. Treasury securities issued with maturities similar to the expected terms of the awards. The fair value of each award is estimated on the date of grant using the Black-Scholes pricing model with the following assumptions for awards to employees and non-employees:

	2011	2010
Estimated term (years)	10	4.6 - 10
Risk-free interest rate	2.23 – 3.12%	1.81 – 3.77%
Estimated dividend yield	None	None
Volatility	29.92 – 30.16%	26.94 – 33.56%
Discount for post-vesting restrictions	None	None

Stock options and warrants awarded as of December 31, 2011 will generally vest in zero to 2 years. Options awarded to executive officers and other management typically are earned based on meeting Board-determined or CEO-determined performance goals unique to each award recipient and require continued employment over the vesting period. Options awarded to members of the Board of Directors typically vest on the grant date. Options and warrants awarded typically expire 10 years after the grant date.

Stock option and warrant activity related to share-based compensation is summarized as follows:

	Shares (in thousands)	Weighted Average Exercise Price
Outstanding at December 31, 2009	578	$4.32
Granted (1)	615	3.07
Exercised	—	—
Forfeited	(49)	3.65
Expired	—	—
Outstanding at December 31, 2010	1,144	3.75
Granted (2)	140	4.24
Exercised (3)	(2)	3.65
Forfeited	(11)	3.65
Expired	(105)	7.78
Outstanding at December 31, 2011	1,166	$3.44
Exercisable at December 31, 2011 (4)	923	3.37

(1)	The weighted-average grant-date fair value of awards granted was $1.56.
(2)	The weighted-average grant-date fair value of awards granted was $1.92.
(3)	The intrinsic value of awards exercised was $2,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise insignificant.
(4)	The aggregate intrinsic value of such awards exercisable at December 31, 2011 is $491,000. The weighted-average remaining contractual term of such awards is 7.12 years.

The following table summarizes information about stock options and warrants related to stock-based compensation that (i) are not subject to performance conditions and (ii) are vested or are expected to vest as of December 31, 2011:

				Options Outstanding		Options Exercisable
				Weighted
				Average	Weighted			Weighted
		Number		Remaining	Average	Number		Average
Range of		Outstanding		Contractual	Exercise	Exercisable		Exercise
Exercise Prices		(in thousands)		Term (Years)	Price	(in thousands)		Price
$0.00	$2.00	160		3.58	$2.00	160		$2.00
2.01	4.00	779		7.80	3.42	600		3.42
4.01	6.00	192		8.50	4.67	142		4.67
6.01	8.00	—		—	—	—		—
		1,131	(1)	7.32	$3.36	902	(2)	$3.36

(1)	The aggregate intrinsic value of these stock options and warrants is $549,000 as of December 31, 2011.
(2)	The aggregate intrinsic value of these stock options and warrants is $489,000 as of December 31, 2011. The weighted-average remaining contractual term for these options is 7.11 years as of December 31, 2011.

The following table summarizes information about stock options related to stock-based compensation that (i) are subject to performance conditions and (ii) are vested or are expected to vest as of December 31, 2011:

				Options Outstanding		Options Exercisable
Weighted
				Average	Weighted		Weighted
		Number		Remaining	Average	Number	Average
Range of		Outstanding		Contractual	Exercise	Exercisable	Exercise
Exercise Prices		(in thousands)		Term (Years)	Price	(in thousands)	Price
$2.01	$4.00	35	(1)	7.48	$3.65	21(2)	$3.65

(1)	The aggregate intrinsic value of these stock options is $3,500 as of December 31, 2011.
(2)	The aggregate intrinsic value of these stock options is $2,000 as of December 31, 2011. The weighted-average remaining contractual term for these options is 7.47 years as of December 31, 2011.

As of December 31, 2011, there was $306,000 of unrecognized compensation cost related to nonvested option awards which is expected to be recognized over a weighted-average period of 1.6 years.

Stock Awards

We value stock awards at the closing market price of the underlying shares on the trading day previous to the grant date, adjusted for expected forfeitures.

Nonvested restricted common stock related to stock-based compensation is summarized as follows:

	Shares (in thousands)	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2009	179	$3.43
Granted	252	3.59
Vested (1)	(106)	3.43
Forfeited	(1)	3.25
Outstanding at December 31, 2010	324	3.61
Granted	131	4.00
Vested (2)	(174)	3.48
Forfeited	(4)	3.25
Outstanding at December 31, 2011	277	$3.88

As of December 31, 2011, there are 116,000 stock awards that will vest upon fulfilling service conditions and 161,000 stock awards that will vest upon fulfilling performance conditions and service conditions.

(1)	The total fair value of restricted common stock awards that vested during 2010 was $371,000.
(2)	The total fair value of restricted common stock awards that vested during 2011 was $696,000

As of December 31, 2011, there was $533,000 of unrecognized compensation cost related to nonvested stock awards which is expected to be recognized over a weighted-average period of 1.75 years.

Accumulated Other Comprehensive Loss

The ending accumulated balances for each item in accumulated other comprehensive loss are as follows (all amounts in thousands):

	Year Ended December 31,
	2011	2010
Foreign currency translation loss	$(526)	$(459)
Unrealized loss on cash flow hedges, net of taxes	(170)	(211)
	$(696)	$(670)

Changes in accumulated other comprehensive loss due to derivative instruments and hedging activities are as follows (all amounts in thousands):

Balance, December 31, 2009	$(43)
Unrealized loss on interest rate swaps, net of taxes of $100	(168)
Unrealized losses (gains) reclassified to current period earnings	—
Balance, December 31, 2010	(211)
Unrealized gain on cash flow hedges, net of taxes of $(23)	41
Unrealized losses (gains) reclassified to current period earnings	—
Balance, December 31, 2011	$(170)

Changes in accumulated other comprehensive loss due to currency translation adjustments (all amounts in thousands):

Balance, December 31, 2009	$27
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	(486)
Reclassifications to current period earnings	—
Balance, December 31, 2010	(459)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	(67)
Reclassifications to current period earnings	—
Balance, December 31, 2011	$(526)

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
20.	EMPLOYEE BENEFIT PLANS

The CTI Employee Savings and Retirement Plan (the “ESRP”), is intended to be qualified under Section 401(k) of the Internal Revenue Code. Employees of CTI, CTS and CSP who have reached the age of 18 are eligible for participation on the first entry date after three months of service. Entry dates are the first day of January, April, July and October. Employees may defer receiving compensation up to the maximum amount permitted under the Internal Revenue Code. Matching contributions to the ESRP equal (i) 3% of employee compensation plus (ii) 50% of the next 2% of employee compensation. For the years ended December 31, 2011 and 2010, employer matching contributions were $224,000 and $220,000, respectively.

OTHER INCOME, NET	12 Months Ended
Dec. 31, 2011
OTHER INCOME, NET
21.	OTHER INCOME, NET
In 2011, we received approximately $470,000 from various companies for research and development work performed by us. Amounts received in 2010 were not significant.

CONCENTRATIONS	12 Months Ended
Dec. 31, 2011
CONCENTRATIONS
22.	CONCENTRATIONS

Sales Concentrations

In 2011, 66% of our revenue was received from four customers. In 2010, 77% of our revenue was received from four customers.

Geographic Concentrations

We sell to customers located in the United States of America and in international market. Revenues to customers outside the United States represent 39% and 33% of net revenues for the years ended December 31, 2011 and 2010, respectively.

CTSAS’ operations are our only operations outside the United States of America. CTSAS’ net assets were $6,093,000 and $6,653,000 as of December 31, 2011 and 2010, respectively.

Concentrations of Credit Risk Arising from Financial Instruments

As of December 31, 2010, two customers combined represented 48% of gross accounts receivable and no other customer owed more than 10% of gross accounts receivable. These accounts receivable were collected in full in the first quarter of 2011. As of December 31, 2011, four customers combined represented 50% of gross accounts receivable and no other customer owed more than 10% of gross accounts receivable. All but $112,000 of these accounts receivable were collected in full in the first quarter of 2012.

We maintain cash in several different financial institutions in amounts that typically exceed U.S. federally insured limits and in financial institutions in international jurisdictions where insurance is not provided. We have not experienced any losses in such accounts and believe we are not exposed to significant credit risk.

FAIR VALUES OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2011
FAIR VALUES OF ASSETS AND LIABILITIES
23.	FAIR VALUES OF ASSETS AND LIABILITIES

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 31, 2011:

	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs	Assets/ Liabilities At Fair Value
Interest rate swaps (see Note 16) (1)	—	$(273)	—	$(273)
Currency forward contracts (see Note 16) (2)	—	4	—	4
Contingent consideration (see Note 3) (3)	—	—	$3,699	3,699
	$—	$(269)	$3,699	$3,430

(1)	The fair values of the swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap’s contractual lives using an estimated risk-free interest rate for each swap settlement date (an income approach).

(2)	The fair value of these contracts is determined by multiplying the notional amount of the contract by the difference between (a) the U.S. dollar amount due on the contract at maturity and (b) the foreign exchange rate as of the date the contract is valued (the balance sheet date). Because the contracts typically have a short duration, the value is not discounted using a present value technique (an income approach).

(3)	The contingent consideration liabilities’ fair value is determined by calculating the present value of the estimated liability that is expected to be paid in the future (an income approach). We estimated the undiscounted liability we expect to pay in the future by developing various hypothetical scenarios in which the consideration could be earned and weighting those scenarios based on our expectations that those scenarios will actually occur.

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 31, 2010:

	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs	Assets/ Liabilities At Fair Value
Interest rate swaps	—	$(337)	—	$(337)
Currency forward contracts	—	(28)	—	(28)
	$—	$(365)	$—	$(365)

The table below presents reconciliations for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31 2011 and 2010:

	Year Ended December 31,
	2011	2010
Contingent consideration:
Balance at the beginning of period	$—	$—
Initial recognition of the liabilities	(3,640)	—
Unrealized gains (losses) in earnings (1)	(59)	—
Balance at the end of period	$(3,699)	$—

(1)	Recorded in other income, net on our consolidated statement of income.

We have other financial instruments, such as cash, accounts receivable, due from related party, accounts payable, accrued expenses, notes payable and line of credit whose carrying amounts approximate fair value.

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
24.	SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash Paid for Interest and Income Taxes (all amounts in thousands):

	Year Ended December 31,
	2011	2010
Interest	$1,857	$2,162
Income taxes	$1,682	$195

Non-Cash Investing and Financing Activities (all amounts in thousands):

	Year Ended December 31,
	2011	2010
Issued 712,771 shares of our common stock to effect the acquisition of CSP	2,500	—
Issued 133,584 shares of our common stock to effect the acquisition of CTS	500	—
Issued note payable to effect the acquisition of CTS	500	—
Issued 483,046 shares of our common stock to repay note payable and accrued interest thereon	2,212	—
Issued 253,288 shares of our common stock to repay related party notes payable to three stockholders and accrued interest thereon	1,160	—
Fixed assets acquired through capital lease obligations	77	—
Payment of accounts payable due to related parties by issuing common stock	—	146
Warrants issued in conjunction with convertible debt	7	200
Debt issuance costs withheld from proceeds of the Subordinated Term Loan	—	858

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENT
25.	SUBSEQUENT EVENT

In March 2012, we reached agreement to amend certain financial covenants in our financing arrangements with TD Bank and Granite Creek (see Notes 11 and 12). Additionally, we have agreed to amend the 160,000 warrants described in Note 12 by (i) extending the warrants’ expiration date to July 29, 2018 and (ii) reducing their exercise price to $1.50 per share.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation and Qualifying Accounts

Cyalume Technologies Holdings, Inc.

Consolidated Financial Statement Schedule

Schedule II – Valuation and Qualifying Accounts

(in thousands)

		Additions
Description	Balance at Beginning of Period	Charged to costs and expenses	Charged to other accounts (Describe)		Deductions (Describe)		Balance at End of Period
Year ended December 31, 2010
Allowance for Doubtful Accounts	239	42	—		(219	)(1)(2)	62
Deferred Tax Asset Valuation Allowance	6,039	(1,977)	—		—		4,062
Year ended December 31, 2011
Allowance for Doubtful Accounts	62	140	10	(3)	(6	)(2)	206
Deferred Tax Asset Valuation Allowance	4,062	(188)	—		—		3,874

(1)	Write-offs
(2)	Currency translation
(3)	Acquisition-date adjustment of estimated uncollectable accounts receivable of CTS.